Leases (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of lease cost

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Operating lease cost	4,466	4,590	4,902
Short-term lease cost	432	502	866
Total operating lease cost	4,898	5,092	5,768

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Operating cash outflows from operating leases included in measurement of lease liabilities	4,857	4,831	4,150
New ROU assets obtained in exchange for lease obligations	2,548	2,337	6,439

	January 31,	January 31,
	2022	2021
Weighted average remaining lease term (years)	3.3	3.8
Weighted average discount rate (%)	2.1	2.5

Schedule of maturities for operating lease liabilities

Years Ended January 31,	Operating
Leases
2023	4,349
2024	3,526
2025	2,429
2026	1,131
2027	322
2028 and thereafter	186
Total lease payments	11,943
Less: imputed interest	(532)
Total lease obligations	11,411
Current	4,029
Long-term	7,382